Taxation (Tables)	12 Months Ended
Dec. 31, 2024
Taxation
Schedule of composition of income tax expense/(benefit)
The following table presents the composition of income tax
expense/(benefit)
for the years ended December 31, 2022, 2023 and 2024:

	For the Year Ended December 31,
	2022	2023	2024
	RMB in thousands
Current income tax expenses	122,451	81,797	55,738
Withholding income tax expenses	18,189	22,284	17,836
Deferred tax benefits	(36,495)	(25,376)	(110,118)

Total	104,145	78,705	(36,544)

Schedule of reconciliation of the differences between the statutory income tax rate and the Group's effective income tax rate
The following table presents a reconciliation of the differences between the statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2022, 2023 and 2024:

	For the Year Ended December 31,
	2022	2023	2024
	%	%	%
Statutory income tax rate	25.00	25.00	25.00
Permanent differences	6.74	(1.33)	5.30
Tax rate difference from statutory rate in other jurisdictions*	(3.19)	(2.96)	(7.80)
Tax effect of preferential tax treatments	(8.91)	(4.73)	(9.49)
Withholding tax	(0.25)	(0.47)	(1.29)
Change in valuation allowance	(20.79)	(17.17)	(9.11)

Effective income tax rate	(1.40)	(1.66)	2.61

*	It is primarily due to the tax effect of the Company as a tax-exempt entity incorporated in Hong Kong and the Cayman Islands.

Schedule of net operating tax loss carry forwards
As of December 31, 2024, certain entities of the Group had net operating tax loss carry forwards as follows:

RMB in thousands
Loss expiring in 2025	138,823
Loss expiring in 2026	482,108
Loss expiring in 2027	878,056
Loss expiring in 2028	896,797
Loss expiring in 2029 and thereafter	18,486,822

Total	20,882,606

Schedule of tax impact of significant temporary differences that give rise to the deferred tax assets and liabilities
The following table presents the tax impact of significant temporary differences that give rise to the deferred tax assets and liabilities as of December 31, 2023 and 2024:

	December 31, 2023	December 31, 2024
	RMB in thousands
Deferred tax assets:
Deferred revenue	280,872	265,876
Net operating tax loss carry forwards	3,542,650	3,490,177
Accruals and others*	667,180	940,900

Total deferred tax assets	4,490,702	4,696,953

Less: valuation allowance	(4,444,111)	(4,561,822)

Net deferred tax assets	46,591	135,131

Deferred tax liabilities
Acquired intangible assets	(88,547)	(66,969)

Total deferred tax liabilities	(88,547)	(66,969)

*	Accrued and others primary represent accrued expenses which are not deductible until paid under PRC laws, as well as non-deductible advertising expenses.

Schedule of movement of the aggregate valuation allowances for deferred tax assets
The following table sets forth the movement of the aggregate valuation allowances for deferred tax assets for the periods presented:

	Balance at January 1	Re-measurement due to applicable preferential tax rate for HNTE	Addition	Expiration of loss carry forward and impact of disposal/close of subsidiaries	Balance at December 31
2022	(2,122,077)	—	(1,543,301)	7,911	(3,657,467)
2023	(3,657,467)	(18,437)	(822,414)	54,207	(4,444,111)
2024	(4,444,111)	—	(129,769)	12,058	(4,561,822)